DBX ETF Trust | 1
Schedule of Investments
Xtrackers MSCI EAFE Hedged Equity ETF
August 31, 2026 (Unaudited)
Number
of Shares Value $
COMMON STOCKS — 97.6%
Australia — 6.4%
ANZ Group Holdings Ltd.
1,255,836 33,477,477
APA Group (a)
553,864 4,322,230
Aristocrat Leisure Ltd.
226,266 9,877,705
ASX Ltd.
81,421 3,275,561
BHP Group Ltd.
2,100,475 99,689,432
Brambles Ltd.
556,704 7,815,120
Coles Group Ltd.
547,246 9,427,443
Commonwealth Bank of
Australia
692,210 79,316,435
Computershare Ltd.
212,450 6,053,129
CSL Ltd. (b)
198,131 24,359,627
Evolution Mining Ltd. (b)
837,385 8,929,044
Fortescue Ltd.
666,546 8,454,350
Goodman Group (a)
820,966 16,313,678
Insurance Australia Group Ltd.
937,311 5,272,666
Lottery Corp. Ltd.
912,063 3,261,386
Lynas Rare Earths Ltd. * (b)
377,471 4,311,702
Macquarie Group Ltd.
151,835 27,265,438
Medibank Pvt Ltd.
1,125,346 3,903,088
National Australia Bank Ltd.
1,278,043 35,379,120
Northern Star Resources Ltd.
563,440 9,464,161
Origin Energy Ltd.
680,347 5,665,177
PLS Group Ltd. * (b)
1,353,386 5,237,117
Pro Medicus Ltd.
23,249 2,988,680
Qantas Airways Ltd. (b)
306,241 2,067,241
QBE Insurance Group Ltd.
624,699 9,964,897
REA Group Ltd. (b)
19,488 2,475,175
Rio Tinto Ltd. (b)
153,546 19,234,532
Santos Ltd.
1,344,182 7,840,781
Scentre Group REIT
2,226,469 5,727,801
SGH Ltd.
84,840 2,408,143
Sigma Healthcare Ltd. (b)
2,066,984 3,984,430
South32 Ltd. (b)
1,865,222 6,896,950
Suncorp Group Ltd.
450,557 6,089,313
Telstra Group Ltd. (b)
1,629,942 5,454,637
Transurban Group (a)
1,295,583 13,276,333
Vicinity Ltd. REIT (b)
1,667,794 2,975,902
Washington H Soul Pattinson &
Co. Ltd. (b)
138,163 4,403,859
Wesfarmers Ltd.
468,951 26,695,838
Westpac Banking Corp.
1,424,982 35,280,463
WiseTech Global Ltd.
78,083 2,259,434
Woodside Energy Group Ltd.
790,312 18,360,666
Woolworths Group Ltd.
508,384 14,685,256
(Cost $442,173,728)
604,141,417
Austria — 0.4%
BAWAG Group AG, 144A
30,152 6,297,150
Erste Group Bank AG
128,272 18,073,026
OMV AG
60,299 4,797,764
Number
of Shares Value $
Raiffeisen Bank International AG
53,544 3,967,982
Verbund AG (b)
27,416 1,888,413
(Cost $17,633,305)
35,024,335
Belgium — 1.1%
Ageas SA/NV
62,762 5,504,044
Anheuser-Busch InBev SA/NV
370,335 29,371,524
Argenx SE *
25,749 26,188,121
D'ieteren Group
8,652 1,795,888
Elia Group SA/NV
18,787 2,799,770
Financiere de Tubize SA
8,923 1,908,108
Groupe Bruxelles Lambert NV
29,242 2,508,394
KBC Group NV
94,323 14,352,485
Lotus Bakeries NV
172 2,549,279
Sofina SA
6,385 1,830,393
Syensqo SA
29,457 2,778,323
UCB SA
50,673 12,672,399
(Cost $63,804,266)
104,258,728
Chile — 0.1%
Antofagasta PLC
(Cost $2,380,613)
139,188 7,617,547
China — 0.0%
Yangzijiang Shipbuilding
Holdings Ltd.
(Cost $2,200,534)
1,038,526 3,954,422
Denmark — 1.6%
A.P. Moller — Maersk A/S, Class
A (b)
976 3,157,560
A.P. Moller — Maersk A/S, Class
B
1,386 4,639,060
Carlsberg AS, Class B
39,380 5,405,728
Coloplast A/S, Class B (b)
51,621 3,680,196
Danske Bank A/S
252,506 14,619,605
Demant A/S *
35,850 1,607,706
DSV A/S
79,153 16,696,610
Genmab A/S *
24,450 8,062,047
Novo Nordisk A/S, Class B
1,332,395 60,538,470
Novonesis Novozymes B, Class B
144,955 10,415,308
Orsted AS, 144A *
186,970 3,949,774
Pandora A/S
31,932 4,218,599
Tryg A/S
130,905 3,134,584
Vestas Wind Systems A/S
399,287 13,265,204
(Cost $134,130,904)
153,390,451
Finland — 1.1%
Elisa OYJ
57,813 2,361,090
Fortum OYJ
185,054 4,453,756
Kesko OYJ, Class B
108,587 2,830,342
Kone OYJ, Class B
130,993 8,030,742
Metso OYJ
268,810 5,560,932
Neste OYJ
176,247 6,526,469
Nokia OYJ
2,074,361 21,029,904
Nordea Bank Abp
1,267,339 25,930,665

2 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI EAFE Hedged Equity ETF
(Continued)
August 31, 2026 (Unaudited)
Number
of Shares Value $
Orion OYJ, Class B
45,317 4,163,666
Sampo OYJ, Class A
971,541 10,975,735
Stora Enso OYJ, Class R
232,632 2,735,916
UPM-Kymmene OYJ
219,333 6,129,680
Wartsila OYJ Abp
201,468 6,526,687
(Cost $70,147,472)
107,255,584
France — 8.6%
Abivax SA *
27,018 3,061,390
Accor SA
75,959 4,104,471
Aeroports de Paris SA
13,034 1,635,083
Air Liquide SA
257,024 50,615,563
Alstom SA *
139,857 2,657,698
Amundi SA, 144A
25,937 2,844,002
AXA SA
647,386 32,409,982
Ayvens SA, 144A
138,149 1,829,325
BioMerieux
15,491 1,350,418
BNP Paribas SA
413,424 49,356,290
Bouygues SA
94,362 4,846,789
Bureau Veritas SA
130,353 4,130,509
Capgemini SE
63,468 7,906,610
Carrefour SA
247,249 4,501,739
Cie de Saint-Gobain SA
185,900 16,911,817
Cie Generale des Etablissements
Michelin SCA
255,101 10,370,947
Covivio SA REIT
22,100 1,286,081
Credit Agricole SA
383,833 8,254,756
Danone SA
262,537 19,602,190
Dassault Aviation SA
6,710 2,211,939
Dassault Systemes SE
271,472 7,202,103
Eiffage SA
28,702 3,633,933
Engie SA
740,679 21,164,273
EssilorLuxottica SA
119,983 22,347,394
Gecina SA REIT (b)
18,967 1,506,930
Getlink SE
102,185 2,237,364
Hermes International SCA
14,177 26,034,810
Ipsen SA
14,827 2,808,959
Kering SA
29,730 8,773,085
Klepierre SA REIT
85,127 3,704,020
Legrand SA
106,360 16,869,734
L'Oreal SA
99,020 44,246,948
LVMH Moet Hennessy Louis
Vuitton SE
102,521 53,980,483
Orange SA
761,918 13,633,525
Pernod Ricard SA
80,282 6,014,730
Publicis Groupe SA
94,575 11,089,728
Renault SA
74,532 2,572,941
Rexel SA
93,231 3,892,034
Safran SA
142,713 55,863,951
Sanofi SA
451,852 40,313,656
Sartorius Stedim Biotech
12,260 2,791,160
Schneider Electric SE
227,285 77,775,306
Number
of Shares Value $
Societe Generale SA
261,200 22,041,797
Sodexo SA
33,699 2,266,385
Thales SA
38,647 10,939,804
TotalEnergies SE
801,728 70,337,147
Unibail-Rodamco-Westfield
REIT *
44,409 5,026,278
Veolia Environnement SA
247,026 9,354,024
Vinci SA
194,216 25,525,707
(Cost $562,119,700)
803,835,808
Germany — 8.5%
adidas AG
67,549 11,879,086
Allianz SE
157,049 82,235,113
BASF SE
359,100 22,098,641
Bayer AG
409,603 23,331,991
Bayerische Motoren Werke AG
132,766 9,558,212
Beiersdorf AG (b)
37,204 3,419,118
Brenntag SE
47,624 3,476,164
Commerzbank AG
243,600 11,371,912
Continental AG
46,268 3,832,925
Daimler Truck Holding AG
191,691 10,418,207
Delivery Hero SE, 144A * (b)
56,280 2,401,116
Deutsche Bank AG (c)
709,777 28,575,161
Deutsche Boerse AG
74,902 25,056,714
Deutsche Lufthansa AG
239,090 2,182,841
Deutsche Post AG
381,178 24,856,412
Deutsche Telekom AG
1,403,205 46,256,389
E.ON SE
935,184 19,335,494
Evonik Industries AG
105,743 2,334,920
Fresenius Medical Care AG
77,087 3,532,371
Fresenius SE & Co. KGaA
177,758 9,341,959
GEA Group AG
59,686 4,658,863
Hannover Rueck SE
25,133 7,537,699
Heidelberg Materials AG
55,577 10,635,520
Henkel AG & Co. KGaA
33,910 2,778,837
Hensoldt AG
24,679 2,456,669
HOCHTIEF AG
6,123 2,975,734
Infineon Technologies AG
540,432 35,335,441
Knorr-Bremse AG
27,390 3,359,651
Mercedes-Benz Group AG
277,658 15,229,105
Merck KGaA
53,211 8,591,212
MTU Aero Engines AG
22,463 9,186,964
Muenchener
Rueckversicherungs-
Gesellschaft AG in Muenchen
52,448 31,605,824
Nemetschek SE
25,898 2,114,754
Rational AG
2,111 1,546,007
Rheinmetall AG
19,402 25,033,443
RWE AG
265,243 18,066,586
SAP SE
419,098 92,930,811
Siemens AG
300,382 99,648,398
Siemens Energy AG
320,593 52,945,708
Siemens Healthineers AG, 144A
141,327 6,423,522

DBX ETF Trust | 3
Schedule of Investments
Xtrackers MSCI EAFE Hedged Equity ETF
(Continued)
August 31, 2026 (Unaudited)
Number
of Shares Value $
Symrise AG
55,474 5,940,987
Talanx AG
24,016 3,492,555
Vonovia SE
293,800 6,569,325
Zalando SE, 144A *
87,870 2,515,914
(Cost $488,935,700)
797,074,275
Hong Kong — 1.9%
AIA Group Ltd.
4,281,464 41,648,748
BOC Hong Kong Holdings Ltd.
1,530,954 10,293,014
CK Asset Holdings Ltd.
721,430 4,169,291
CK Hutchison Holdings Ltd.
1,120,142 10,074,697
CK Infrastructure Holdings Ltd.
255,183 2,124,233
CLP Holdings Ltd.
660,773 6,634,326
Futu Holdings Ltd., ADR
18,255 2,229,666
Galaxy Entertainment Group Ltd.
804,770 3,507,191
Henderson Land Development
Co. Ltd.
572,256 1,960,948
HKT Trust & HKT Ltd. (a)
1,459,962 2,274,191
Hong Kong & China Gas Co. Ltd.
4,629,438 4,258,272
Hong Kong Exchanges &
Clearing Ltd.
502,956 27,283,059
Hongkong Land Holdings Ltd. *
394,795 3,217,579
Jardine Matheson Holdings
Ltd. *
66,847 3,937,957
Link REIT
1,070,228 5,286,661
MTR Corp. Ltd. (b)
642,911 2,652,532
Power Assets Holdings Ltd.
571,452 4,388,803
Prudential PLC
1,037,490 14,311,041
Sino Land Co. Ltd.
1,563,926 2,063,035
SITC International Holdings Co.
Ltd.
582,826 3,549,696
Sun Hung Kai Properties Ltd.
537,125 7,962,534
Swire Pacific Ltd., Class A
139,750 1,898,765
Techtronic Industries Co. Ltd.
584,043 10,096,107
WH Group Ltd., 144A
3,081,285 2,914,827
Wharf Real Estate Investment
Co. Ltd.
644,916 2,539,036
(Cost $136,488,464)
181,276,209
Ireland — 0.7%
AerCap Holdings NV
65,134 9,505,656
AIB Group PLC
863,363 10,996,140
Bank of Ireland Group PLC
390,484 8,610,970
Experian PLC
367,073 15,140,374
Kerry Group PLC, Class A
66,526 6,490,960
Kingspan Group PLC
62,395 7,428,684
Ryanair Holdings PLC
171,266 4,615,272
(Cost $38,961,791)
62,788,056
Israel — 1.1%
Azrieli Group Ltd.
18,147 2,404,670
Bank Hapoalim BM
536,250 13,854,851
Bank Leumi Le-Israel BM
605,058 15,442,391
Check Point Software
Technologies Ltd. *
33,583 4,665,015
Number
of Shares Value $
Elbit Systems Ltd.
11,602 8,178,965
Enlight Renewable Energy Ltd. *
57,935 4,522,493
Harel Insurance Investments &
Financial Services Ltd.
47,817 3,096,163
ICL Group Ltd.
282,589 1,615,226
Israel Discount Bank Ltd., Class
A
503,242 5,756,242
Mizrahi Tefahot Bank Ltd.
66,106 5,127,170
Nova Ltd. *
13,155 4,607,407
OPC Energy Ltd. *
69,399 2,306,917
Phoenix Financial Ltd.
93,080 5,846,393
Teva Pharmaceutical Industries
Ltd., ADR *
484,546 17,467,883
Tower Semiconductor Ltd. *
46,536 9,528,366
(Cost $61,084,764)
104,420,152
Italy — 3.2%
Banca Mediolanum SpA
84,447 2,359,052
Banca Monte dei Paschi di Siena
SpA
801,482 10,773,093
Banco BPM SpA
406,305 7,588,858
BPER Banca SPA
580,873 9,617,366
Buzzi SpA
30,319 1,446,013
Davide Campari-Milano NV
256,741 1,735,627
Enel SpA
3,153,594 34,509,685
Eni SpA
750,556 20,317,507
Ferrari NV *
50,515 21,387,307
FinecoBank Banca Fineco SpA
263,732 7,266,340
Generali
301,355 15,601,245
Intesa Sanpaolo SpA
5,842,875 46,075,559
Italgas SpA
260,621 2,659,738
Leonardo SpA
165,793 9,960,082
Moncler SpA
92,305 5,050,990
Poste Italiane SpA (b)
191,844 6,192,628
Prysmian SpA
115,279 16,095,070
Recordati Industria Chimica e
Farmaceutica SpA
33,668 2,055,078
Snam SpA
814,348 5,482,475
Telecom Italia SpA *
709,918 6,461,611
Terna - Rete Elettrica Nazionale
586,186 6,634,542
UniCredit SpA
560,736 54,802,347
Unipol Assicurazioni SpA
150,870 4,945,362
(Cost $148,651,657)
299,017,575
Japan — 23.4%
Advantest Corp.
302,668 63,830,266
Aeon Co. Ltd. (b)
900,472 7,646,261
AGC, Inc.
81,917 2,941,833
Aisin Corp.
187,405 2,640,680
Ajinomoto Co., Inc.
356,773 12,064,399
ANA Holdings, Inc. (b)
62,200 1,183,260
Asahi Group Holdings Ltd.
587,519 6,163,893
Asahi Kasei Corp.
500,000 5,145,540
Asics Corp.
282,372 7,954,141

4 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI EAFE Hedged Equity ETF
(Continued)
August 31, 2026 (Unaudited)
Number
of Shares Value $
Astellas Pharma, Inc.
719,847 10,686,179
Bandai Namco Holdings, Inc.
206,427 7,391,314
Bridgestone Corp.
440,198 11,421,726
Canon, Inc.
330,110 9,660,496
Capcom Co. Ltd.
114,200 3,052,482
Central Japan Railway Co.
309,370 7,699,876
Chiba Bank Ltd.
219,525 3,875,183
Chubu Electric Power Co., Inc.
268,332 4,826,617
Chugai Pharmaceutical Co. Ltd.
279,821 12,108,936
Dai Nippon Printing Co. Ltd.
139,200 2,702,092
Daifuku Co. Ltd.
133,352 4,844,914
Daiichi Life Group, Inc.
1,419,662 16,338,332
Daiichi Sankyo Co. Ltd.
693,900 12,370,749
Daikin Industries Ltd.
103,035 13,644,478
Daito Trust Construction Co. Ltd.
118,065 2,461,073
Daiwa House Industry Co. Ltd.
233,003 6,826,003
Daiwa Securities Group, Inc.
506,087 5,840,196
Denso Corp.
670,628 8,123,100
Disco Corp.
35,545 12,931,927
East Japan Railway Co.
399,905 8,964,381
Ebara Corp.
190,600 5,584,968
Eisai Co. Ltd.
104,752 3,108,134
ENEOS Holdings, Inc.
1,061,735 8,899,300
FANUC Corp.
385,297 14,603,902
Fast Retailing Co. Ltd.
75,635 34,302,070
Fuji Electric Co. Ltd.
55,900 4,846,416
FUJIFILM Holdings Corp.
459,325 9,747,178
Fujikura Ltd.
628,765 21,663,365
Fujitsu Ltd.
706,125 17,101,707
Furukawa Electric Co. Ltd.
271,100 6,822,047
Hankyu Hanshin Holdings, Inc.
92,240 2,714,368
Hikari Tsushin, Inc.
6,809 1,724,947
Hitachi Ltd.
1,830,832 62,322,782
Honda Motor Co. Ltd.
1,516,845 16,236,651
Hoya Corp.
138,431 21,317,074
Hulic Co. Ltd.
197,500 2,206,189
Ibiden Co. Ltd.
96,750 12,388,239
Idemitsu Kosan Co. Ltd.
302,847 2,691,973
IHI Corp.
394,243 6,618,840
Inpex Corp.
356,817 8,838,340
Isuzu Motors Ltd.
210,000 3,006,385
ITOCHU Corp.
2,294,072 30,271,698
Japan Exchange Group, Inc.
398,556 5,613,465
Japan Post Bank Co. Ltd.
745,534 15,890,725
Japan Post Holdings Co. Ltd.
638,546 9,938,934
Japan Post Insurance Co. Ltd.
212,511 2,254,812
Japan Tobacco, Inc.
453,771 19,698,916
JX Advanced Metals Corp.
228,600 5,397,679
Kajima Corp.
157,800 4,778,945
Kansai Electric Power Co., Inc.
395,967 6,966,293
Kao Corp.
368,230 8,392,647
Number
of Shares Value $
Kawasaki Heavy Industries Ltd.
307,400 4,966,506
Kawasaki Kisen Kaisha Ltd. (b)
144,899 3,020,430
KDDI Corp.
1,201,424 22,257,367
Keyence Corp.
78,017 40,856,978
Kikkoman Corp. (b)
272,010 3,124,497
Kioxia Holdings Corp. *
158,703 49,662,366
Kirin Holdings Co. Ltd.
320,023 6,117,998
Kokusai Electric Corp.
91,100 5,010,928
Komatsu Ltd.
358,583 16,695,714
Konami Group Corp.
39,437 5,456,995
Kubota Corp.
376,366 6,908,878
Kyocera Corp.
488,156 11,174,876
Kyowa Kirin Co. Ltd.
95,600 1,572,687
Lasertec Corp.
32,181 6,776,644
LY Corp.
1,067,373 3,714,926
Makita Corp.
94,100 3,121,352
Marubeni Corp. (b)
566,903 17,487,937
MINEBEA MITSUMI, Inc.
142,120 3,006,983
Mitsubishi Chemical Group
Corp.
504,600 3,809,375
Mitsubishi Corp.
1,259,483 37,875,157
Mitsubishi Electric Corp.
785,766 27,471,068
Mitsubishi Estate Co. Ltd.
428,331 10,175,375
Mitsubishi HC Capital, Inc. (b)
389,721 3,400,758
Mitsubishi Heavy Industries Ltd.
1,325,887 32,277,775
Mitsubishi UFJ Financial Group,
Inc.
4,417,371 101,758,531
Mitsui & Co. Ltd.
985,816 30,910,500
Mitsui Fudosan Co. Ltd.
1,030,663 9,822,751
Mitsui Kinzoku Co. Ltd.
22,700 4,169,837
Mitsui OSK Lines Ltd.
138,700 6,082,831
Mizuho Financial Group, Inc.
959,475 51,790,629
MS&AD Insurance Group
Holdings, Inc.
493,420 15,773,996
Murata Manufacturing Co. Ltd.
669,789 30,149,939
NEC Corp.
511,694 15,720,777
Nexon Co. Ltd.
130,706 2,593,665
NIDEC CORP *
352,192 5,690,188
Nintendo Co. Ltd.
451,354 25,552,711
Nippon Building Fund, Inc. REIT
3,436 2,716,537
Nippon Paint Holdings Co. Ltd.
372,410 2,817,261
Nippon Sanso Holdings Corp.
68,800 2,446,222
Nippon Steel Corp.
2,031,126 8,516,108
Nippon Yusen KK
154,974 6,829,527
Nissan Motor Co. Ltd. *
981,542 2,018,382
Nitori Holdings Co. Ltd. (b)
151,705 2,894,503
Nitto Denko Corp.
275,222 6,050,577
Nomura Holdings, Inc.
1,211,442 12,402,588
Nomura Research Institute Ltd.
152,790 5,060,481
NTT, Inc.
12,586,731 13,591,306
Obayashi Corp.
250,445 4,691,435
Obic Co. Ltd.
130,400 4,150,761

DBX ETF Trust | 5
Schedule of Investments
Xtrackers MSCI EAFE Hedged Equity ETF
(Continued)
August 31, 2026 (Unaudited)
Number
of Shares Value $
Olympus Corp.
438,350 5,777,439
Oriental Land Co. Ltd. (b)
448,800 8,498,404
ORIX Corp.
456,534 17,958,433
Osaka Gas Co. Ltd.
134,088 4,832,204
Otsuka Corp.
99,400 2,246,844
Otsuka Holdings Co. Ltd.
175,681 13,471,626
Pan Pacific International
Holdings Corp.
784,917 3,965,121
Panasonic Holdings Corp.
963,940 27,141,171
Rakuten Group, Inc. *
610,186 2,964,033
Recruit Holdings Co. Ltd.
549,834 62,693,122
Renesas Electronics Corp.
713,600 15,151,995
Resona Holdings, Inc.
858,118 13,590,226
Resonac Holdings Corp.
75,500 7,488,560
Ryohin Keikaku Co. Ltd.
212,100 5,746,284
Sanrio Co. Ltd. (b)
395,200 3,182,628
SBI Holdings, Inc.
220,092 4,565,790
SCREEN Holdings Co. Ltd.
62,456 5,317,068
Secom Co. Ltd.
162,375 6,597,660
Sekisui House Ltd. (b)
242,882 5,239,257
Seven & i Holdings Co. Ltd. (b)
769,213 9,755,402
Shimano, Inc.
29,194 3,644,910
Shimizu Corp.
192,316 2,874,808
Shin-Etsu Chemical Co. Ltd.
677,138 25,529,904
Shionogi & Co. Ltd.
307,887 5,609,422
Shiseido Co. Ltd.
160,157 3,735,493
SMC Corp.
22,237 9,842,743
SoftBank Corp.
11,878,718 17,630,323
SoftBank Group Corp.
1,538,881 50,091,901
Sompo Holdings, Inc.
338,805 14,527,789
Sony Group Corp.
2,406,260 60,491,644
Subaru Corp.
210,509 3,515,731
Sumitomo Corp.
1,670,892 18,738,047
Sumitomo Electric Industries
Ltd.
1,178,196 16,380,428
Sumitomo Metal Mining Co. Ltd.
99,000 6,888,169
Sumitomo Mitsui Financial
Group, Inc.
1,503,533 65,647,215
Sumitomo Mitsui Trust Holdings,
Inc.
1,037,248 11,537,964
Sumitomo Realty &
Development Co. Ltd.
252,206 5,250,937
Suntory Beverage & Food Ltd.
49,109 1,387,041
Suzuki Motor Corp.
660,381 9,206,063
T&D Holdings, Inc.
178,674 5,458,085
Taisei Corp.
60,251 4,740,877
Takeda Pharmaceutical Co. Ltd.
663,937 23,959,917
TDK Corp.
789,546 15,212,661
Terumo Corp.
546,695 8,610,232
Toho Co. Ltd. (b)
209,900 2,074,692
Tokio Marine Holdings, Inc.
740,161 35,708,425
Tokyo Electron Ltd.
183,968 64,996,269
Tokyo Gas Co. Ltd.
121,080 4,688,581
Number
of Shares Value $
TOPPAN Holdings, Inc.
92,189 2,939,083
Toray Industries, Inc.
543,143 4,377,444
Toyota Motor Corp.
3,923,619 77,514,501
Toyota Tsusho Corp.
266,445 12,472,461
Unicharm Corp.
450,300 2,810,605
West Japan Railway Co.
170,850 3,224,493
Yamaha Motor Co. Ltd. (b)
361,122 4,317,640
Yokogawa Electric Corp.
90,681 2,901,792
Yokohama Financial Group, Inc.
400,317 4,887,752
Zensho Holdings Co. Ltd.
36,800 2,715,944
(Cost $1,273,599,513)
2,193,760,182
Luxembourg — 0.3%
ArcelorMittal SA
175,889 13,095,887
CVC Capital Partners PLC, 144A
(b)
86,588 1,455,340
Eurofins Scientific SE
45,566 3,839,341
Millicom International Cellular
SA
38,224 3,583,882
Tenaris SA
132,109 3,672,090
(Cost $14,586,296)
25,646,540
Macau — 0.0%
Sands China Ltd.
(Cost $3,311,463)
989,652 1,773,898
Mexico — 0.0%
Fresnillo PLC
(Cost $1,962,780)
78,947 3,391,052
Netherlands — 6.1%
ABN AMRO Bank NV CVA
249,539 12,089,736
Adyen NV, 144A *
11,261 13,700,226
Aegon Ltd.
508,867 4,695,499
Airbus SE
245,889 56,334,223
Akzo Nobel NV (b)
65,007 4,658,901
ASM International NV
19,365 18,174,693
ASML Holding NV
160,589 270,807,568
ASR Nederland NV
65,980 5,557,869
BE Semiconductor Industries NV
29,438 6,684,875
Euronext NV, 144A
32,265 6,112,570
EXOR NV
32,923 2,797,383
Ferrovial NV
193,864 11,349,217
Heineken Holding NV
50,544 4,009,854
Heineken NV
110,823 9,358,420
ING Groep NV
1,188,187 42,073,555
Koninklijke Ahold Delhaize NV
362,010 12,888,111
Koninklijke KPN NV
1,587,175 7,617,691
Koninklijke Philips NV
314,170 8,360,418
Magnum Ice Cream Co. NV *
183,486 3,697,034
Magnum Ice Cream Co. NV *
18,710 384,276
Nebius Group NV * (b)
83,046 17,134,051
NN Group NV
109,046 9,854,340
Prosus NV *
497,499 22,149,771
QIAGEN NV *
80,507 3,481,956

6 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI EAFE Hedged Equity ETF
(Continued)
August 31, 2026 (Unaudited)
Number
of Shares Value $
Stellantis NV *
822,775 4,544,807
Universal Music Group NV
438,560 7,462,852
Wolters Kluwer NV
93,811 7,719,169
(Cost $291,256,144)
573,699,065
New Zealand — 0.2%
Auckland International Airport
Ltd.
686,658 3,595,413
Contact Energy Ltd.
386,348 2,000,100
Fisher & Paykel Healthcare Corp.
Ltd.
237,434 6,237,217
Infratil Ltd.
379,100 3,234,328
Meridian Energy Ltd.
528,613 1,729,529
Xero Ltd. *
66,088 3,924,613
(Cost $18,466,096)
20,721,200
Norway — 0.6%
Aker BP ASA
133,322 5,101,016
DNB Bank ASA
336,906 11,502,129
Equinor ASA
272,154 11,633,264
Gjensidige Forsikring ASA
74,712 2,266,047
Kongsberg Gruppen ASA
172,302 5,854,810
Mowi ASA
185,025 4,067,332
Norsk Hydro ASA
522,738 5,253,255
Orkla ASA
301,013 3,074,964
Salmar ASA
26,908 1,638,598
Telenor ASA
245,744 3,605,779
Var Energi ASA
381,547 2,028,248
Yara International ASA
68,172 3,326,976
(Cost $38,692,140)
59,352,418
Poland — 0.0%
InPost SA *
(Cost $1,938,276)
108,678 1,965,479
Portugal — 0.2%
Banco Comercial Portugues SA,
Class R
3,505,832 4,556,794
EDP SA
1,186,370 6,446,420
Galp Energia SGPS SA
170,491 4,237,927
Jeronimo Martins SGPS SA
117,497 2,456,617
(Cost $12,563,739)
17,697,758
Singapore — 1.8%
CapitaLand Ascendas REIT
1,668,819 3,216,589
CapitaLand Integrated
Commercial Trust REIT
2,580,687 4,811,760
CapitaLand Investment Ltd.
1,041,124 2,170,544
DBS Group Holdings Ltd.
851,620 51,856,965
Grab Holdings Ltd., Class A *
1,004,135 3,554,638
Keppel Ltd.
570,764 5,208,766
Oversea-Chinese Banking Corp.
Ltd.
1,369,753 33,966,340
Sea Ltd., ADR *
154,043 17,480,800
Singapore Airlines Ltd.
626,566 3,347,009
Singapore Exchange Ltd.
327,720 6,574,510
Number
of Shares Value $
Singapore Technologies
Engineering Ltd.
655,281 5,562,491
Singapore Telecommunications
Ltd.
3,035,236 10,840,981
United Overseas Bank Ltd.
497,549 16,267,907
Wilmar International Ltd.
575,934 1,739,900
(Cost $91,105,794)
166,599,200
Spain — 3.8%
Acciona SA
9,607 2,338,930
ACS Actividades de
Construccion y Servicios SA
75,709 8,978,659
Aena SME, 144A
308,680 9,472,825
Amadeus IT Group SA
172,930 11,694,476
Banco Bilbao Vizcaya Argentaria
SA
2,306,864 67,068,880
Banco de Sabadell SA
1,925,477 8,125,348
Banco Santander SA
5,896,507 86,736,907
Bankinter SA
266,450 5,157,738
CaixaBank SA
1,435,811 21,947,819
Cellnex Telecom SA, 144A *
195,675 6,018,545
EDP Renewables SA (b)
139,329 2,210,703
Endesa SA
132,113 6,460,496
Iberdrola SA
2,564,915 59,823,924
Indra Sistemas SA
39,867 2,834,022
Industria de Diseno Textil SA
450,602 30,357,033
Mapfre SA
418,339 2,172,071
Naturgy Energy Group SA
169,410 5,797,089
Redeia Corp. SA
168,010 2,981,925
Repsol SA
461,252 14,599,668
Telefonica SA
1,501,563 6,367,862
(Cost $181,610,956)
361,144,920
Sweden — 3.4%
AddTech AB, Class B (b)
109,809 3,877,507
Alfa Laval AB
117,908 7,076,216
Assa Abloy AB, Class B
403,923 15,064,373
Atlas Copco AB, Class A
1,039,512 22,358,248
Atlas Copco AB, Class B
617,781 11,507,221
Beijer Ref AB (b)
152,976 2,213,745
Boliden AB
118,632 6,993,326
Epiroc AB, Class A
252,768 6,983,176
Epiroc AB, Class B
161,739 3,799,604
EQT AB
174,998 6,091,717
Essity AB, Class B
233,783 6,851,669
Evolution AB, 144A *
45,305 3,938,434
H & M Hennes & Mauritz AB,
Class B
175,225 3,215,381
Hexagon AB, Class B
849,214 8,871,055
Industrivarden AB, Class A
40,262 2,284,735
Industrivarden AB, Class C
68,673 3,857,530
Indutrade AB
120,620 3,178,701
Investor AB, Class B
715,744 30,871,231

DBX ETF Trust | 7
Schedule of Investments
Xtrackers MSCI EAFE Hedged Equity ETF
(Continued)
August 31, 2026 (Unaudited)
Number
of Shares Value $
L E Lundbergforetagen AB,
Class B
30,481 1,872,909
Lifco AB, Class B
89,799 2,975,908
Nibe Industrier AB, Class B
611,098 2,727,646
Saab AB, Class B
132,514 8,756,648
Sandvik AB
427,760 17,168,193
Securitas AB, Class B
206,217 3,272,722
Skandinaviska Enskilda Banken
AB, Class A
590,143 13,826,783
Skanska AB, Class B
138,564 3,940,928
SKF AB, Class B
139,726 4,055,674
Spotify Technology SA *
60,639 32,964,573
Svenska Cellulosa AB SCA,
Class B
245,628 2,931,333
Svenska Handelsbanken AB,
Class A
545,108 8,420,513
Swedbank AB, Class A
341,532 13,415,017
Swedish Orphan Biovitrum AB *
75,547 3,547,952
Tele2 AB, Class B
215,973 3,832,319
Telefonaktiebolaget LM Ericsson,
Class B
1,100,523 11,113,643
Telia Co. AB
992,534 4,522,423
Trelleborg AB, Class B
79,442 3,732,534
Volvo AB, Class B
642,970 23,241,214
(Cost $204,043,235)
315,352,801
Switzerland — 9.7%
ABB Ltd.
640,697 62,615,282
Alcon, Inc.
201,487 14,596,497
Avolta AG *
38,160 2,153,596
Banque Cantonale Vaudoise
11,233 1,802,338
Barry Callebaut AG
1,605 2,213,862
Belimo Holding AG
4,085 4,320,746
BKW AG
8,150 1,262,300
Chocoladefabriken Lindt &
Spruengli AG
41 4,574,998
Chocoladefabriken Lindt &
Spruengli AG Participation
Certificates
385 4,169,821
Cie Financiere Richemont SA,
Class A
222,311 52,844,756
Coca-Cola HBC AG *
83,733 5,185,043
DSM-Firmenich AG (b)
68,311 7,596,653
EMS-Chemie Holding AG
2,894 2,828,305
Galderma Group AG *
75,861 15,756,865
Geberit AG
13,275 9,364,019
Givaudan SA
3,850 15,631,472
Glencore PLC
3,913,643 31,584,602
Helvetia Baloise Holding AG
31,683 8,403,334
Holcim AG *
212,133 18,642,826
Julius Baer Group Ltd.
84,448 7,858,203
Kuehne + Nagel International AG
19,945 5,324,588
Logitech International SA
58,767 5,772,376
Lonza Group AG
28,991 20,679,422
Number
of Shares Value $
Nestle SA
1,066,173 103,959,616
Novartis AG
757,527 115,510,333
Partners Group Holding AG
8,966 8,128,020
Roche Holding AG
290,278 126,690,268
Roche Holding AG
12,456 5,553,464
Sandoz Group AG
174,011 14,620,928
Schindler Holding AG
7,393 2,350,468
Schindler Holding AG
Participation Certificates
17,032 5,541,431
SGS SA
67,612 7,758,631
Sika AG
62,882 14,939,677
Sonova Holding AG
20,932 6,012,755
STMicroelectronics NV
178,482 8,917,694
STMicroelectronics NV, Class Y
80,540 4,038,276
Straumann Holding AG
46,340 5,382,973
Swatch Group AG — Bearer
11,618 2,693,404
Swiss Life Holding AG
11,269 12,811,543
Swiss Prime Site AG
32,475 5,017,786
Swiss Re AG
123,391 21,454,327
Swisscom AG
10,852 8,410,686
UBS Group AG
1,287,504 70,527,219
VAT Group AG, 144A
10,991 8,149,942
Zurich Insurance Group AG
61,046 44,752,718
(Cost $590,679,625)
908,404,063
United Kingdom — 13.4%
3i Group PLC
397,446 15,229,900
Admiral Group PLC
107,951 5,886,053
Airtel Africa PLC, 144A
310,540 1,400,362
Anglo American PLC
437,355 25,298,791
Associated British Foods PLC
113,006 3,142,088
AstraZeneca PLC
625,616 101,470,901
Aviva PLC
1,235,793 12,230,551
BAE Systems PLC
1,212,730 33,588,030
Barclays PLC
5,579,247 37,546,162
BP PLC
6,494,625 45,277,139
British American Tobacco PLC
827,481 46,295,889
BT Group PLC
2,367,551 6,586,092
Bunzl PLC
134,804 5,099,854
Centrica PLC
1,921,271 4,045,565
Coca-Cola Europacific Partners
PLC
82,368 8,897,391
Compass Group PLC
701,870 21,512,316
Diageo PLC
919,849 21,300,908
Diploma PLC
55,230 5,485,529
Endeavour Mining PLC *
86,830 5,579,186
GSK PLC
1,672,625 42,007,873
Haleon PLC
3,638,188 18,151,329
Halma PLC
155,053 7,630,720
HSBC Holdings PLC
7,105,757 147,159,024
Imperial Brands PLC
308,811 10,573,957
Informa PLC
517,480 6,320,488

8 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI EAFE Hedged Equity ETF
(Continued)
August 31, 2026 (Unaudited)
Number
of Shares Value $
InterContinental Hotels Group
PLC
58,807 9,564,959
International Consolidated
Airlines Group SA *
474,135 2,759,167
Intertek Group PLC
62,376 4,940,166
J Sainsbury PLC
677,535 3,062,650
Kingfisher PLC
683,009 2,919,882
Land Securities Group PLC REIT
313,824 2,919,216
Legal & General Group PLC
2,084,339 8,286,440
Lloyds Banking Group PLC
24,016,154 35,779,825
London Stock Exchange Group
PLC
181,590 22,144,912
M&G PLC
908,312 4,319,980
Marks & Spencer Group PLC
854,139 4,569,253
Melrose Industries PLC
487,128 3,400,623
National Grid PLC
2,056,808 32,607,622
NatWest Group PLC
3,289,138 30,279,392
Next PLC
47,527 10,030,163
Pearson PLC
190,750 3,188,183
Reckitt Benckiser Group PLC
262,594 18,260,429
RELX PLC
726,536 26,304,685
Rentokil Initial PLC
1,047,688 4,907,619
Rio Tinto PLC
441,125 45,869,392
Rolls-Royce Holdings PLC
3,450,276 71,538,784
Sage Group PLC
381,718 5,648,131
Schroders PLC
346,804 2,744,331
Segro PLC REIT
513,739 6,691,074
Severn Trent PLC
114,169 4,866,833
Shell PLC
2,301,319 104,291,171
Smith & Nephew PLC
322,869 4,648,307
Smiths Group PLC
124,044 4,390,242
Spirax Group PLC
30,731 2,960,641
SSE PLC
490,934 16,291,138
Standard Chartered PLC
722,989 21,326,994
Standard Life PLC
298,532 3,802,404
Tesco PLC
2,588,881 16,041,789
Unilever PLC
891,013 57,661,758
United Utilities Group PLC
310,021 6,011,326
Verisure PLC *
104,189 1,077,085
Vodafone Group PLC
7,400,045 11,877,060
Number
of Shares Value $
Wise Group PLC, Class A *
295,568 3,890,407
(Cost $833,561,592)
1,259,590,131
TOTAL COMMON STOCKS
(Cost $5,726,090,547)
9,173,153,266
PREFERRED STOCKS — 0.2%
Germany — 0.2%
Dr Ing hc F Porsche AG (b)
45,869 2,419,407
Henkel AG & Co. KGaA
66,393 5,864,117
Porsche Automobil Holding SE
66,404 2,199,794
Sartorius AG
10,595 3,066,812
Volkswagen AG (b)
84,742 7,646,209
(Cost $25,402,132)
21,196,339
EXCHANGE-TRADED FUNDS
— 0.3%
iShares Core SPI ETF CH
(Cost $11,623,772)
55,750 11,747,949
iShares Currency Hedged MSCI
EAFE ETF
(Cost $8,277,950)
210,000 9,918,300
(Cost $19,901,722)
21,666,249
SECURITIES LENDING
COLLATERAL — 1.1%
DWS Government & Agency
Securities Portfolio
"DWS Government Cash
Institutional Shares", 3.59%
(d)(e)
(Cost $108,630,156)
108,630,156 108,630,156
CASH EQUIVALENTS — 0.9%
DWS Government Money Market
Series "Institutional Shares",
3.65% (d)
(Cost $82,249,252)
82,249,252 82,249,252
TOTAL INVESTMENTS — 100.1%
(Cost $5,962,273,809)
9,406,895,262
Other assets and liabilities,
net — (0.1%)
(11,009,445)
NET ASSETS — 100.0%
9,395,885,817
For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

DBX ETF Trust | 9
Schedule of Investments
Xtrackers MSCI EAFE Hedged Equity ETF
(Continued)
August 31, 2026 (Unaudited)
Hidden Row
Securities are listed in country of domicile.
A summary of the Fund’s transactions with affiliated investments during the period ended August 31, 2026 is as follows:
Value ($) at
5/31/2026
Purchases Cost
($)
Sales Proceeds
($)
Net Realized
Gain/(Loss)
($)
Net Change
in Unrealized
Appreciation
(Depreciation)
($) Income ($)
Capital Gain
Distributions
($)
Number of
Shares at
8/31/2026
Value ($) at
8/31/2026
COMMON STOCKS — 0.3%
Germany — 0.3%
Deutsche Bank AG (c)
23,433,975 1,258,355 (1,894,726) 1,403,258 4,374,299 — — 709,777 28,575,161
SECURITIES LENDING COLLATERAL — 1.1%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 3.59% (d)(e)
104,405,664 4,224,492 (f) — — — 413,311 — 108,630,156 108,630,156
CASH EQUIVALENTS — 0.9%
DWS Government Money Market Series "Institutional Shares", 3.65% (d)
33,128,990 193,290,651 (144,170,389) — — 1,203,827 — 82,249,252 82,249,252
160,968,629 198,773,498 (146,065,115) 1,403,258 4,374,299 1,617,138 — 191,589,185 219,454,569
*
Non-income producing security.
(a)
Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b) All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2026 amounted to $149,515,929, which is 1.6% of net assets.
(c)
Affiliated issuer. This security is owned in proportion with its representation in the index.
(d)
Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e) Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $48,744,508.
(f) Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended August 31,
2026.
ADR: American Depositary Receipt
CVA: Certificaten Van Aandelen (Dutch Certificate)
REIT: Real Estate Investment Trust
144A: Security exempt from registration under Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

10 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI EAFE Hedged Equity ETF
(Continued)
August 31, 2026 (Unaudited)
At August 31, 2026 the Xtrackers MSCI EAFE Hedged Equity ETF had the following sector diversification:
At August 31, 2026, open futures contracts purchased were as follows:
At August 31, 2026, the Fund had the following forward foreign currency contracts outstanding:
Sector Diversification
Market
Value $
As a % of Total
Investments
excluding
Exchange-Traded
Funds, Securities
Lending Collateral
and Cash
Equivalents
Financials
2,430,856,521 26.4
Industrials
1,746,134,271 19.0
Information Technology
959,181,753 10.4
Health Care
931,778,453 10.1
Consumer Discretionary
772,154,362 8.4
Consumer Staples
602,812,045 6.6
Materials
576,839,242 6.3
Communication Services
357,434,311 3.9
Utilities
340,708,575 3.7
Energy
339,450,469 3.7
Real Estate
136,999,603 1.5
Total
9,194,349,605 100.0
Contract Description Currency
Number of
Contracts
Notional
Amount ( $ )
Contract Value
( $ )
Expiration
Date
Unrealized
Appreciation
(Depreciation) ( $ )
CAC 40 Index
EUR 85 8,426,857 8,241,639 9/18/2026 (185,218)
DAX Index
EUR 14 10,457,625 10,702,645 9/18/2026 245,020
EURO STOXX 50 Index
EUR 250 18,310,742 18,692,257 9/18/2026 381,515
FTSE 100 Index
GBP 105 15,016,536 15,416,927 9/18/2026 400,391
FTSE MIB Index
EUR 11 3,363,135 3,366,180 9/18/2026 3,045
IBEX 35 Index
EUR 18 4,193,906 4,186,287 9/18/2026 (7,619)
MSCI EAFE Index
USD 220 34,960,640 35,516,800 9/18/2026 556,160
MSCI Singapore Index
SGD 150 6,341,762 6,424,947 9/29/2026 83,185
OMXS30 Index
SEK 135 4,626,843 4,672,597 9/18/2026 45,754
SMI Index
EUR 30 1,138,831 1,151,976 9/18/2026 13,145
SPI 200 Index
AUD 90 14,446,363 14,549,848 9/17/2026 103,485
TOPIX Index
JPY 170 42,139,395 44,333,020 9/10/2026 2,193,625
Total net unrealized appreciation
3,832,488
Settlement Currency To Currency To Unrealized Unrealized
Counterparty Date Deliver Receive Appreciation ( $ ) Depreciation ( $ )
RBC Capital Markets
9/2/2026 AUD 4,148,100 USD 2,984,847 12,318 —
RBC Capital Markets
9/2/2026 AUD 3,111,100 USD 2,193,869 — (35,546)
RBC Capital Markets
9/2/2026 AUD 845,543,242 USD 593,560,364 — (12,355,988)
RBC Capital Markets
9/2/2026 AUD 20,368,000 USD 14,297,900 — (297,811)
RBC Capital Markets
9/2/2026 AUD 2,074,000 USD 1,474,799 — (11,430)
RBC Capital Markets
9/2/2026 AUD 1,037,000 USD 731,954 — (11,160)
Goldman Sachs & Co.
9/2/2026 CHF 2,556,600 USD 3,162,755 16 —

DBX ETF Trust | 11
Schedule of Investments
Xtrackers MSCI EAFE Hedged Equity ETF
(Continued)
August 31, 2026 (Unaudited)
Settlement Currency To Currency To Unrealized Unrealized
Counterparty Date Deliver Receive Appreciation ( $ ) Depreciation ( $ )
Goldman Sachs & Co.
9/2/2026 CHF 1,704,400 USD 2,131,071 22,579 —
Goldman Sachs & Co.
9/2/2026 CHF 5,524,000 USD 6,848,950 15,276 —
Goldman Sachs & Co.
9/2/2026 CHF 852,200 USD 1,053,226 — (1,020)
The Bank of New York Mellon
9/2/2026 CHF 3,408,800 USD 4,238,868 21,883 —
The Bank of New York Mellon
9/2/2026 CHF 715,464,800 USD 887,095,626 2,002,783 —
Morgan Stanley Capital
9/2/2026 DKK 35,096,000 USD 5,407,449 — (46,093)
Morgan Stanley Capital
9/2/2026 DKK 992,675,700 USD 153,026,238 — (1,224,933)
Morgan Stanley Capital
9/2/2026 DKK 3,692,600 USD 570,684 — (3,107)
Morgan Stanley Capital
9/2/2026 DKK 2,458,800 USD 384,285 2,213 —
RBC Capital Markets
9/2/2026 EUR 160,914,700 USD 185,352,172 — (1,558,428)
RBC Capital Markets
9/2/2026 EUR 13,137,600 USD 15,305,776 45,786 —
RBC Capital Markets
9/2/2026 EUR 2,559,130,000 USD 2,947,774,837 — (24,784,687)
The Bank of New York Mellon
9/2/2026 EUR 9,853,200 USD 11,381,500 — (63,492)
The Bank of New York Mellon
9/2/2026 EUR 3,284,400 USD 3,794,176 — (20,821)
The Bank of New York Mellon
9/2/2026 EUR 28,298,000 USD 32,595,051 — (274,514)
The Bank of New York Mellon
9/2/2026 EUR 6,568,800 USD 7,674,045 44,050 —
Bank of America
9/2/2026 GBP 904,338,800 USD 1,216,982,288 — (8,397,417)
Bank of America
9/2/2026 GBP 2,344,900 USD 3,195,671 18,330 —
Bank of America
9/2/2026 GBP 3,517,300 USD 4,751,144 — (14,800)
Bank of America
9/2/2026 GBP 34,718,100 USD 46,720,668 — (322,382)
Bank of America
9/2/2026 GBP 3,250,000 USD 4,416,527 12,775 —
Bank of America
9/2/2026 GBP 39,933,000 USD 53,737,638 — (371,604)
Bank of America
9/2/2026 GBP 1,172,400 USD 1,583,667 — (4,936)
Citigroup Global Markets
9/2/2026 HKD 1,146,209,200 USD 146,322,586 93,523 —
Citigroup Global Markets
9/2/2026 HKD 4,496,300 USD 573,537 — (84)
Citigroup Global Markets
9/2/2026 HKD 2,994,000 USD 381,847 — (116)
Citigroup Global Markets
9/2/2026 HKD 105,271,000 USD 13,437,749 7,670 —
JP Morgan & Chase Co.
9/2/2026 ILS 5,631,000 USD 1,840,154 — (43,155)
JP Morgan & Chase Co.
9/2/2026 ILS 876,800 USD 292,052 — (1,197)
JP Morgan & Chase Co.
9/2/2026 ILS 238,417,900 USD 77,910,527 — (1,829,234)
JP Morgan & Chase Co.
9/2/2026 JPY 396,527,000 USD 2,492,989 10,817 —
JP Morgan & Chase Co.
9/2/2026 JPY 1,586,107,800 USD 9,950,687 22,000 —
JP Morgan & Chase Co.
9/2/2026 JPY 1,189,580,900 USD 7,479,444 32,928 —
JP Morgan & Chase Co.
9/2/2026 JPY 19,947,707,500 USD 125,560,729 692,451 —
JP Morgan & Chase Co.
9/2/2026 JPY 320,525,634,400 USD 2,017,546,749 11,126,502 —
JP Morgan & Chase Co.
9/2/2026 JPY 793,053,900 USD 4,987,463 23,120 —
Goldman Sachs & Co.
9/2/2026 NOK 34,185,000 USD 3,602,706 — (55,889)
Goldman Sachs & Co.
9/2/2026 NOK 277,706,000 USD 29,267,948 — (453,095)
JP Morgan & Chase Co.
9/2/2026 NOK 1,949,500 USD 205,160 — (3,482)
JP Morgan & Chase Co.
9/2/2026 NOK 19,322,400 USD 2,036,424 — (31,525)
RBC Capital Markets
9/2/2026 NOK 211,411,000 USD 22,281,266 — (344,661)
JP Morgan & Chase Co.
9/2/2026 NZD 17,425,300 USD 10,249,263 — (60,418)
RBC Capital Markets
9/2/2026 NZD 99,900 USD 58,804 — (302)
RBC Capital Markets
9/2/2026 NZD 10,393,600 USD 6,113,318 — (36,057)
Morgan Stanley Capital
9/2/2026 SEK 2,635,294,400 USD 276,658,722 1,508,304 —
Morgan Stanley Capital
9/2/2026 SEK 9,774,500 USD 1,030,121 9,568 —
Morgan Stanley Capital
9/2/2026 SEK 85,267,000 USD 8,946,857 44,151 —
Morgan Stanley Capital
9/2/2026 SEK 13,017,100 USD 1,367,583 8,471 —
Morgan Stanley Capital
9/2/2026 SEK 6,508,500 USD 686,389 6,839 —
Goldman Sachs & Co.
9/2/2026 SGD 16,343,000 USD 12,756,010 — (101,358)
Goldman Sachs & Co.
9/2/2026 SGD 93,700,200 USD 73,135,003 — (580,834)

12 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI EAFE Hedged Equity ETF
(Continued)
August 31, 2026 (Unaudited)
Settlement Currency To Currency To Unrealized Unrealized
Counterparty Date Deliver Receive Appreciation ( $ ) Depreciation ( $ )
RBC Capital Markets
9/2/2026 SGD 81,248,600 USD 63,415,274 — (504,638)
RBC Capital Markets
9/2/2026 SGD 687,300 USD 537,395 — (3,318)
RBC Capital Markets
9/2/2026 SGD 457,600 USD 359,860 — (143)
The Bank of New York Mellon
9/2/2026 USD 627,987,095 AUD 876,281,442 — (43,747)
Citigroup Global Markets
9/2/2026 USD 11,691,933 CHF 9,412,007 — (48,453)
The Bank of New York Mellon
9/2/2026 USD 891,266,530 CHF 720,098,793 — (441,030)
JP Morgan & Chase Co.
9/2/2026 USD 160,664,320 DKK 1,033,923,100 — (3,745)
Citigroup Global Markets
9/2/2026 USD 6,775,425 EUR 5,859,571 30,764 —
RBC Capital Markets
9/2/2026 USD 3,223,819,993 EUR 2,775,327,129 — (136,519)
The Bank of New York Mellon
9/2/2026 USD 1,341,258,367 GBP 989,274,500 — (790,729)
JP Morgan & Chase Co.
9/2/2026 USD 160,597,311 HKD 1,258,970,500 17,415 —
JP Morgan & Chase Co.
9/2/2026 USD 81,701,815 ILS 244,925,700 214,505 —
JP Morgan & Chase Co.
9/2/2026 USD 59,001,090 JPY 9,373,332,000 — (326,085)
RBC Capital Markets
9/2/2026 USD 2,098,157,610 JPY 335,065,279,500 — (722,370)
Goldman Sachs & Co.
9/2/2026 USD 33,358,753 NOK 311,891,000 20,885 —
JP Morgan & Chase Co.
9/2/2026 USD 2,275,167 NOK 21,271,900 1,424 —
RBC Capital Markets
9/2/2026 USD 22,617,575 NOK 211,411,000 8,351 —
JP Morgan & Chase Co.
9/2/2026 USD 10,307,936 NZD 17,425,300 1,745 —
RBC Capital Markets
9/2/2026 USD 6,205,121 NZD 10,493,500 3,360 —
The Bank of New York Mellon
9/2/2026 USD 286,775,490 SEK 2,749,861,500 336,849 —
Goldman Sachs & Co.
9/2/2026 USD 86,515,350 SGD 110,043,200 57,854 —
RBC Capital Markets
9/2/2026 USD 64,776,801 SGD 82,393,500 43,827 —
The Bank of New York Mellon
10/2/2026 AUD 876,281,442 USD 627,713,696 65,386 —
The Bank of New York Mellon
10/2/2026 CHF 720,098,793 USD 894,244,949 234,212 —
JP Morgan & Chase Co.
10/2/2026 DKK 1,033,923,100 USD 160,901,724 — (13,888)
RBC Capital Markets
10/2/2026 EUR 2,775,327,129 USD 3,227,575,011 — (130,459)
The Bank of New York Mellon
10/2/2026 EUR 29,516,282 USD 34,325,547 — (1,889)
The Bank of New York Mellon
10/2/2026 GBP 989,274,500 USD 1,341,300,906 780,956 —
JP Morgan & Chase Co.
10/2/2026 ILS 244,925,700 USD 81,761,817 — (231,238)
JP Morgan & Chase Co.
10/2/2026 ILS 7,373,592 USD 2,461,212 — (7,224)
Bank of America
10/2/2026 JPY 18,104,027,915 USD 113,635,683 19,312 —
RBC Capital Markets
10/2/2026 JPY 335,065,279,500 USD 2,103,175,361 389,098 —
Goldman Sachs & Co.
10/2/2026 NOK 20,349,945 USD 2,175,674 — (1,317)
Goldman Sachs & Co.
10/2/2026 NOK 311,891,000 USD 33,345,201 — (20,191)
JP Morgan & Chase Co.
10/2/2026 NOK 21,271,900 USD 2,274,228 — (1,391)
RBC Capital Markets
10/2/2026 NOK 211,411,000 USD 22,608,329 — (7,941)
JP Morgan & Chase Co.
10/2/2026 NZD 17,425,300 USD 10,315,473 — (3,124)
RBC Capital Markets
10/2/2026 NZD 10,493,500 USD 6,209,822 — (4,027)
The Bank of New York Mellon
10/2/2026 SEK 2,749,861,500 USD 287,257,803 — (371,731)
The Bank of New York Mellon
10/2/2026 SEK 55,872,951 USD 5,836,530 — (7,659)
Goldman Sachs & Co.
10/2/2026 SGD 110,043,200 USD 86,687,096 — (73,455)
RBC Capital Markets
10/2/2026 SGD 82,393,500 USD 64,906,056 — (54,845)
The Bank of New York Mellon
10/2/2026 USD 5,177,125 AUD 7,227,300 — (474)
The Bank of New York Mellon
10/2/2026 USD 7,672,944 AUD 10,711,316 — (821)
The Bank of New York Mellon
10/2/2026 USD 2,702,132 CHF 2,177,000 638 —
The Bank of New York Mellon
10/2/2026 USD 2,260,173 CHF 1,820,022 — (595)
JP Morgan & Chase Co.
10/2/2026 USD 1,859,576 DKK 11,948,000 — (37)
JP Morgan & Chase Co.
10/2/2026 USD 2,655,223 DKK 17,061,741 197 —
RBC Capital Markets
10/2/2026 USD 20,083,620 EUR 17,270,000 1,390 —
RBC Capital Markets
10/2/2026 USD 26,653,157 GBP 19,657,805 — (15,778)
JP Morgan & Chase Co.
10/2/2026 USD 554,861 ILS 1,657,000 — (152)

DBX ETF Trust | 13
Schedule of Investments
Xtrackers MSCI EAFE Hedged Equity ETF
(Continued)
August 31, 2026 (Unaudited)
Currency Abbreviations
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of August 31, 2026 in valuing the Fund’s investments.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or
DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
Settlement Currency To Currency To Unrealized Unrealized
Counterparty Date Deliver Receive Appreciation ( $ ) Depreciation ( $ )
RBC Capital Markets
10/2/2026 USD 5,139,989 JPY 819,145,000 761 —
Goldman Sachs & Co.
10/2/2026 USD 1,071,177 NOK 10,012,000 — (115)
The Bank of New York Mellon
10/2/2026 USD 5,343,619 SEK 51,094,000 702 —
Goldman Sachs & Co.
10/2/2026 USD 1,881,023 SGD 2,386,000 154 —
JP Morgan & Chase Co.
10/5/2026 HKD 1,258,970,500 USD 160,756,236 — (29,388)
Total unrealized appreciation (depreciation)
18,014,138 (57,340,092)
AUD Australian Dollar
CHF Swiss Franc
DKK Danish Krone
EUR Euro
GBP Pound Sterling
HKD Hong Kong Dollar
ILS Israeli Shekel
JPY Japanese Yen
NOK Norwegian Krone
NZD New Zealand Dollar
SEK Swedish Krona
SGD Singapore Dollar
USD U.S. Dollar
Assets Level 1 Level 2 Level 3 Total
Common Stocks (a)
$ 9,173,153,266 $ — $ — $ 9,173,153,266
Preferred Stocks
21,196,339 — — 21,196,339
Exchange-Traded Funds
21,666,249 — — 21,666,249
Short-Term Investments (a)
190,879,408 — — 190,879,408
Derivatives (b)
Forward Foreign Currency Contracts
— 18,014,138 — 18,014,138
Futures Contracts
4,025,325 — — 4,025,325
TOTAL
$ 9,410,920,587 $ 18,014,138 $ — $ 9,428,934,725
Liabilities Level 1 Level 2 Level 3 Total
Derivatives (b)
Forward Foreign Currency Contracts
$ — $ (57,340,092) $ — $ (57,340,092)
Futures Contracts
(192,837) — — (192,837)
TOTAL
$ (192,837) $ (57,340,092) $ — $ (57,532,929)
(a)
See Schedule of Investments for additional detailed categorizations.
(b)
Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.

14 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI EAFE Hedged Equity ETF
(Continued)
August 31, 2026 (Unaudited)
DBEF-PH1